iShares®

iShares, Inc.

Supplement dated January 16, 2008

to the Prospectuses for all series

of iShares, Inc.

The information in this Supplement updates information in and should be read in conjunction with the “Dividends and Distributions” section of the prospectus for each of the iShares funds listed below.

Beginning in 2008 dividends from net investment income, if any, will be declared and paid semi-annually by the iShares funds listed below. Net capital gains, if any, will continue to be distributed annually by these funds.

iShares MSCI Australia Index Fund

iShares MSCI Austria Index Fund

iShares MSCI Belgium Index Fund

iShares MSCI Brazil Index Fund

iShares MSCI BRIC Index Fund

iShares MSCI Canada Index Fund

iShares MSCI Chile Index Fund

iShares MSCI Emerging Markets Index Fund

iShares MSCI EMU Index Fund

iShares MSCI France Index Fund

iShares MSCI Germany Index Fund

iShares MSCI Hong Kong Index Fund

iShares MSCI Italy Index Fund

iShares MSCI Japan Index Fund

iShares MSCI Japan Small Cap Index Fund

iShares MSCI Malaysia Index Fund

iShares MSCI Mexico Index Fund

iShares MSCI Netherlands Index Fund

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI Singapore Index Fund

iShares MSCI South Africa Index Fund

iShares MSCI South Korea Index Fund

iShares MSCI Spain Index Fund

iShares MSCI Sweden Index Fund

iShares MSCI Switzerland Index Fund

iShares MSCI Taiwan Index Fund

iShares MSCI United Kingdom Index Fund

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-700-01008